Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Rental properties, net of accumulated depreciation of $534,303 and $465,660 at December 31, 2015 and 2014, respectively	$ 3,025,199	$ 2,451,534
Land held for development	23,610	206,001
Property under development	378,920	181,798
Mortgage notes and related accrued interest receivable, net	423,780	507,955
Investment in a direct financing lease, net	190,880	199,332
Investment in joint ventures	6,168	5,738
Cash and cash equivalents	4,283	3,336
Restricted cash	10,578	13,072
Deferred financing costs, net	4,894	4,136
Accounts receivable, net	59,101	47,282
Other assets	89,857	66,091
Total assets	4,217,270	3,686,275
Liabilities:
Accounts payable and accrued liabilities	92,178	82,180
Common dividends payable	18,401	16,281
Preferred dividends payable	5,951	5,952
Unearned rents and interest	44,952	25,623
Debt	1,981,920	1,629,750
Total liabilities	2,143,402	1,759,786
Equity:
Common Shares, $.01 par value; 75,000,000 shares authorized; and 63,195,182 and 58,952,404 shares issued at December 31, 2015 and 2014, respectively	632	589
Preferred shares, $.01 par value; 25,000,000 shares authorized:
Additional paid-in-capital	2,508,445	2,283,440
Treasury shares at cost: 2,371,198 and 1,826,463 common shares at December 31, 2015 and 2014, respectively	(97,328)	(67,846)
Accumulated other comprehensive income	5,622	12,566
Distributions in excess of net income	(343,642)	(302,776)
EPR Properties shareholders’ equity	2,073,868	1,926,112
Noncontrolling interests	0	377
Equity	2,073,868	1,926,489
Total liabilities and equity	4,217,270	3,686,275
Series C Preferred Shares [Member]
Preferred shares, $.01 par value; 25,000,000 shares authorized:
Preferred shares	54	54
Series E Preferred Shares [Member]
Preferred shares, $.01 par value; 25,000,000 shares authorized:
Preferred shares	35	35
Series F Preferred Stock [Member]
Preferred shares, $.01 par value; 25,000,000 shares authorized:
Preferred shares	$ 50	$ 50